Selling and Marketing Expenses	9 Months Ended
Sep. 30, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES
10.	SELLING AND MARKETING EXPENSES

(in thousands)	Nine months ended 30-Sep-23	Nine months ended 30-Sep-22	Three months ended 30-Sep-23	Three months ended 30-Sep-22
Salaries and related expenses	$2,007	$1,981	$691	$720
Advertising and marketing	$1,321	1,334	697	472
Travel and conferences	$137	119	36	33
Total	$3,465	$3,434	$1,424	$1,225